Fair Value Measurement (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 26, 2021	Mar. 31, 2022	Dec. 31, 2021	Oct. 20, 2021
Fair Value Measurement (Details) [Line Items]
Contingent consideration (in Dollars)		$ 35,000	$ 35,000
Contingent consideration for the true harvest acquisition (in Dollars)		$ 5,620
Earnout payment shares (in Shares)		1,000,000	1,000,000
Contingency amount (in Dollars)		$ 15,260	$ 20,880
Deferred cash payment (in Dollars)	$ 10,000
Interest rate	9.00%	8.00%	8.00%
Convertible promissory note (in Dollars)		$ 23,000	$ 23,000
Common stock shares (in Shares)	2,000,000		600,000
Exercise price			$ 0.01
Floor price			6
Floor price increases			$ 1
Warrants, description		Additionally, the expiration date of the warrants is now able to be extended by five successive one-year extensions if the sale of cannabis continues to be federally illegal at the expiration date (the fifth anniversary of the issuance date and subject to five 1-year extensions at the election of the holder).	Additionally, the expiration date of the warrants is now able to be extended by five successive one-year extensions if the sale of cannabis continues to be federally illegal at the expiration date (the fifth anniversary of the issuance date and subject to five 1-year extensions at the election of the holder).
Warrant term		5 years	5 years
Exercise price		$ 1	$ 1
Shares of common stock (in Shares)	11,630,000
Common stock, par value		0.0001	$ 0.0001	$ 0.0001
Purchase price per share				10.14
Trading days			20
Investment amount (in Dollars)			$ 1,167
Common Stock [Member]
Fair Value Measurement (Details) [Line Items]
Price per share	$ 10	10	$ 10
Shares of common stock (in Shares)	6,630,000		4,430,000
Common stock, par value		0.0001		$ 0.0001
Warrant [Member]
Fair Value Measurement (Details) [Line Items]
Price per share			$ 3.25
Exercise price	$ 0.01		$ 0.01
Purchase price per share		$ 3.96
Non-Redemption Agreement [Member]
Fair Value Measurement (Details) [Line Items]
Shares of common stock (in Shares)				1,000,000
Series of Individually Immaterial Business Acquisitions [Member]
Fair Value Measurement (Details) [Line Items]
Contingent consideration for the true harvest acquisition (in Dollars)		$ 5,620